John H. Lively
The Law Offices of John H. Lively & Associates, Inc .
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway
Leawood, KS 66221
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

December 29, 2016

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended and Securities Act of 1933, as amended of PFS Funds (File Nos. 333-94671 and 811-09781)

Ladies and Gentlemen:

     On behalf of PFS Funds (the “Trust”), electronically transmitted pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 133 to the Trust’s registration statement on Form N-1A (“Registration Statement”) and Amendment No. 133 to the Registration Statement under the Investment Company Act of 1940, as amended (“1940 Act”)(collectively, the “Amendment”). The Amendment is being made to add new disclosure relating to changing the Christopher Weil & Company Core Investment Fund (the “Fund”) from a diversified to a non-diversified fund and to reflect a revision to the principal investment strategies regarding the number of holdings that may be held in the Fund’s portfolio. These changes are reflected in the Fund’s prospectus in the principal investment strategies and risks and in the statement of additional information in the section relating to the Fund’s fundamental investment restrictions. Please note that on December 9, 2016, the Trust filed a preliminary proxy statement on Schedule 14A relating to a proposal to approve the change of the Fund’s fundamental policy relating to diversification.

Otherwise, the disclosures contained in the Amendment are in all material respects the same as those contained in Post-Effective Amendment No. 118 under the 1933 Act and Amendment No. 118 under the 1940 Act to the Registration Statement as filed on March 29, 2016. The Trust therefore is requesting selective review of this Amendment in accordance with the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”).

     We note that another post-effective amendment to the Trust’s registration statement will be filed, the effectiveness of which will coincide with the anticipated effectiveness of the Amendment, and in the subsequent post-effective amendment, the Trust will update certain financial information and make other minor modifications that are typically made in an amendment filing done pursuant to Rule 485(b) under the 1933 Act.

     If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely, /s/ John H. Lively John H. Lively